Short-term Borrowings - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Short Term Debt [Line Items]
Restricted cash held in restricted bank account			$ 8,237,000	$ 2,954,000
Other borrowing				1,792,000
Proceeds from other borrowing		$ 4,362,000
Bank Borrowings
Short Term Debt [Line Items]
Restricted cash held in restricted bank account			0	$ 2,867,000
Other Borrowing
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate	9.00%
Other borrowing			$ 0
Proceeds from other borrowing	$ 4,362,000
Minimum | Bank Borrowings
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate			1.90%	5.65%
Maximum | Bank Borrowings
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate			5.22%	6.50%
Weighted Average | Bank Borrowings
Short Term Debt [Line Items]
Short-term borrowings bearing interest rate			4.58%	6.24%